Related Party Balance and Transactions (Details) - Schedule of Amounts Due from Related Parties - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Bally [Member]
Due from related parties
Due from related parties		$ 5,168	$ 5,168
Mr. Xuanming Wang [Member]
Due from related parties
Due from related parties		19,307	20,102
Mr. Wenwu Zhang [Member]
Due from related parties
Due from related parties	[1]	324,080	337,420
Mr. Haiwei Zuo [Member]
Due from related parties
Due from related parties		50,276
Shidong (Suzhou) Investment Co., Ltd.[Member]
Due from related parties
Due from related parties		38,614	37,332
Others [Member]
Due from related parties
Due from related parties		1,113
Related Party [Member]
Due from related parties
Due from related parties		$ 438,558	$ 400,022

[1]	The balance as of June 30, 2023 and December 31, 2022 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.